THE COMPANY AND A SUMMARY OF ITS SIGNIFICANT ACCOUNTING POLICIES - Anti-dilutive securities and other (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
THE COMPANY AND A SUMMARY OF ITS SIGNIFICANT ACCOUNTING POLICIES
Income tax benefit			$ 0	$ 0
Anti-dilutive securities excluded from the calculation of diluted income (loss) per share
Anti-dilutive common stock equivalents (in shares)	455,262	471,858	6,516,418	5,970,147
Stock options
Anti-dilutive securities excluded from the calculation of diluted income (loss) per share
Anti-dilutive common stock equivalents (in shares)	108,298	108,583	1,451,298	740,954
Warrants
Anti-dilutive securities excluded from the calculation of diluted income (loss) per share
Anti-dilutive common stock equivalents (in shares)	327,575	327,955	4,585,644	4,587,359
Restricted stock units
Anti-dilutive securities excluded from the calculation of diluted income (loss) per share
Anti-dilutive common stock equivalents (in shares)	19,389	35,320	479,476	641,834